Summary of Significant Accounting Policies (Details 2) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Marketable and Non-Marketable Securities
Value of non-marketable security accounted for under the cost method	$ 105,100,000	$ 72,400,000
Unrealized (losses) gains on marketable securities	41,861,000	79,292,000
Available for sale securities | Securities in captive insurance subsidiary portfolio | Maximum
Marketable and Non-Marketable Securities
Investment maturity period (in years)	10
Available for sale securities | Securities in captive insurance subsidiary portfolio | Minimum
Marketable and Non-Marketable Securities
Investment maturity period (in years)	1
Available for sale securities | Liberty
Marketable and Non-Marketable Securities
Other-than temporary impairment on investment			140,500,000
Impairment charge per diluted share			$ 0.44
Other-than-temporary impairment on an investment, reclassified to earnings from accumulated other comprehensive incomes (losses)			140,500,000
Aggregate unrealized gain (loss) on available-for-sale investments, net	39,700,000	79,000,000
Available for sale securities | CSCG
Marketable and Non-Marketable Securities
Number of shares owned	35.4
Market value of investments	170,700,000	228,400,000
Available for sale securities | CAPC
Marketable and Non-Marketable Securities
Number of shares owned	35.4
Market value of investments	100,900,000	82,400,000
Held-to-maturity securities
Marketable and Non-Marketable Securities
Investments used to fund debt service requirements	$ 24,900,000	$ 24,900,000